Interest in Other Entities (Details) - Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Interest in Other Entities (Details) - Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method [Line Items]
Total share of loss (profit) of investments	$ 187	$ 1,238
Odysight.ai [Member]
Interest in Other Entities (Details) - Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method [Line Items]
Total share of loss (profit) of investments		655
Parazero [Member]
Interest in Other Entities (Details) - Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method [Line Items]
Total share of loss (profit) of investments		384
Laminera [Member]
Interest in Other Entities (Details) - Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method [Line Items]
Total share of loss (profit) of investments		34
Polyrizon [Member]
Interest in Other Entities (Details) - Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method [Line Items]
Total share of loss (profit) of investments	77	65
SciSparc Nutraceuticals Inc. [Member]
Interest in Other Entities (Details) - Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method [Line Items]
Total share of loss (profit) of investments	13	89
A.I Conversation Systems [Member]
Interest in Other Entities (Details) - Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method [Line Items]
Total share of loss (profit) of investments	74
Revoltz [Member]
Interest in Other Entities (Details) - Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method [Line Items]
Total share of loss (profit) of investments	$ 23	$ 11